UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 1999


Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Milton Arbitrage Partners, LLC
Address:  165 Mason Street
          Greenwich, Connecticut  06830


Form 13F File Number: 28-7416


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck, II
Title:   Managing Member
Phone:   (203) 661-7022

Signature, Place, and Date of Signing:

                                   Greenwich, Connecticut      February 11, 2000
----------------------------       ----------------------      -----------------
       [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:        0
                                        ---------

Form 13F Information Table Entry Total:   22
                                        ---------

Form 13F Information Table Value Total: $ 113,401
                                        ---------
                                       (thousands)


INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TREATMENT.


List of Other Included Managers:

None

     MILTON ARBITRAGE PARTNERS, LLC FORM 13F INFORMATION TABLE 12/99 PUBLIC

                                                                VALUE   SHARES/ SH/ PUT/  INVSTMT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP     x($1000) PRN AMT PRN CALL  DISCRETN MANAGERS   SOLE   SHARED   NONE
------------------------------    --------------    ---------  -------- ------- --- ----  -------- --------  ------  ------   ----
ALZA CORP                          COMMON STOCK     022615108     3744   108150 SH         SOLE              108150    0        0
AQUARION CO                        COMMON STOCK     03838W101     1383    37400 SH         SOLE               37400    0        0
AXOGEN LIMITED                     COMMON STOCK     G0690R108     3313    96400 SH         SOLE               96400    0        0
BAMBOO.COM INC                     COMMON STOCK     05942K105      745    45000 SH         SOLE               45000    0        0
COMAIR HLDGS INC                   COMMON STOCK     199789108     9053   387297 SH         SOLE              387297    0        0
COMMODORE APPLIED TECHNOLOGIES     COMMON STOCK     202630109       21    26290 SH         SOLE               26290    0        0
CONOCO INC                         CL B             208251405     1406    56543 SH         SOLE               56543    0        0
CONSOLIDATED NAT GAS CO            COMMON STOCK     209615103     6169    95000 SH         SOLE               95000    0        0
DAISYTEK INTL CORP                 COMMON STOCK     234053106      470    20200 SH         SOLE               20200    0        0
GENERAL INSTRUMENT CORP            COMMON STOCK     370120107    29520   347300 SH         SOLE              347300    0        0
GENESYS TELECOMMUNICATIONS         COMMON STOCK     371931106     4827    89400 SH         SOLE               89400    0        0
GRAND PREMIER FINL INC             COMMON STOCK     386174106     2510   169500 SH         SOLE              169500    0        0
LADD FURNITURE INC                 COMMON STOCK     505739201     3134   158700 SH         SOLE              158700    0        0
OAK INDS INC COM                   COMMON STOCK     671400505    23793   224200 SH         SOLE              224200    0        0
PIERCE LEAHY CORP                  COMMON STOCK     720722107    11409   263800 SH         SOLE              263800    0        0
PITTSTON BAX GROUP                 COMMON STOCK     725701882      327    30800 SH         SOLE               30800    0        0
PITTWAY CORP DEL                   CL A             725790208     2007    44800 SH         SOLE               44800    0        0
PLASMA THERM CORP                  COMMON STOCK     727900102      913    74600 SH         SOLE               74600    0        0
PREMISYS COMMUNICATIONS INC        COMMON STOCK     740584107     1224   122400 SH         SOLE              122400    0        0
REPUBLIC N Y CORP                  COMMON STOCK     760719104     4536    63000 SH         SOLE               63000    0        0
SOFTWORKS INC                      COMMON STOCK     83404P102     1667   171600 SH         SOLE              171600    0        0
T.J. INTL INC                      COMMON STOCK     872534102     1230    29300 SH         SOLE               29300    0        0